Liquidity and Management's Plans - Additional Information (Detail) - USD ($) shares in Millions	Mar. 15, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Bankruptcy [Line Items]
Cash and cash equivalents		$ 6,885,422	$ 601,445	$ 365,161
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Bankruptcy [Line Items]
Number of vested RSU awards	26.5